Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations
Schedule of Business combination of acquisition highlights

							Operating Loss
			Acquired Owner		Operating Loss	Sales for the Year	for the Year
			ship Share as of	Sales during the	during the	Ended December	Ended December
Company	Operation	Acquisition Date	December 31, 2020	Holding Period	Holding Period	31, 2020	31, 2020
Genkyotex SA	Biopharmaceutical	November	86.2%	—	(20,698)	0	(143,447)
	company	2020
	specializing in
	NOX therapies

Schedule of business combination of acquisition purchase price

Purchase price
Cash	204,867
Contingent consideration	50,614
Total	255,481

Schedule of business combination of acquisition assets and liabilities

Fair Value
Fair Value
The assets and liabilities recognized in conjunction with the acquisition are as follows:
Intangible assets: NOX Platform	382,521
Intangible assets: Other licenses	28,893
Non-current assets	2,438
Other current assets	10,022
Cash	32,265
Pension liabilities	(9,410)
Deferred tax liabilities	(82,683)
Other non-current liabilities	(643)
Other current liabilities	(20,677)
Acquired identified assets	342,726
Non-controlling interests	(136,084)
Goodwill	48,839
Acquired net assets	255,481

Schedule of business combination acquisition analysis of cash flow

Analysis of Cash Flow
Purchase price paid in cash (included in the Cash flow used in investing activities)	(204,867)
Cash equivalents in the acquired company (included in the Cash flow used in investing activities)	32,265
Acquisition costs attributable to the acquisition of subsidiaries (included in the Cash flow used in operating activities)	(7,020)